Commitments and contingencies (Details) $ in Millions		1 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2019	Aug. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2026 USD ($) game_title	Sep. 30, 2025 USD ($)	Dec. 31, 2017 extension_option
Disclosure of contingent liabilities [line items]
Number of game titles licensed under agreement | game_title				86
Royalty agreement, percentage of revenue for proprietary assets	7.50%					10.00%
Royalty agreement, percentage of revenue for third-party game asset types						15.00%
Royalty agreement, term						10 years
Royalty agreement, number of extension options | extension_option						2
Royalty agreement, extension term						5 years
Royalty expense				$ 2.2	$ 2.1
Indemnification agreement, maximum limit of losses for every 12-month period				$ 5.0
SuprNation
Disclosure of contingent liabilities [line items]
Performance-based incentive plan, term			18 months
Performance-based incentive plan, maximum employee amount			$ 6.5
Payment transferred into escrow			$ 5.5
Amount modified to be contingent upon employment		$ 4.2